Summarised financial information on Huarong Rongde Asset Management Company Ltd (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Summarised financial information on Huarong Rongde Asset Management Company Ltd [Line Items]
Total net revenues	€ 197	[1]	€ 193
Net income (loss)	157	[1]	146
Other comprehensive income	(19)	[1]	(2)
Total comprehensive income (loss), net of tax	138	[1],[2]	143
Total assets	7,058	[1]	5,243
Total liabilities	5,579	[1]	4,052
Noncontrolling interests	739	[1]	534
Net assets of the equity method investee	€ 740	[3]	€ 657

[1]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2018 based on December 2017 PRC GAAP audited financials and for December 2017 based on December 2016 PRC GAAP audited financials.
[2]	The Group received dividends from Huarong Rongde Asset Management Company Limited of EUR17million during the reporting period 2018 (2017: EUR23million)
[3]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2018 based on December 2017 PRC GAAP audited financials and for December 2017 based on December 2016 PRC GAAP audited financials.